SCOPE OF CONSOLIDATION - Divestments Narrative (Details) € in Millions, $ in Millions					5 Months Ended	12 Months Ended
	Dec. 07, 2023 USD ($)	Apr. 14, 2021 USD ($)	Apr. 14, 2021 EUR (€)	Mar. 04, 2020	May 31, 2022 EUR (€)	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 14, 2020 USD ($) capital_increase	Dec. 14, 2020 EUR (€) capital_increase
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents						$ 7,686	$ 9,300	$ 4,215	$ 5,600
Total assets						93,917	94,547
Total liabilities						37,849	38,957
Percentage reduction in rental payments				50.00%
Number of capital increases | capital_increase										2	2
Carrying amount of interests in associates and joint ventures						10,078	10,765
Net gain (loss) on disposal of subsidiaries						(1,469)	0	104
Acciaerie d'Italia
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents							$ 179	$ 92
Proportion of ownership interest in joint venture (in percent)		62.00%	62.00%				62.00%	62.00%
Carrying amount of interests in associates and joint ventures		$ 1,205
ArcelorMittal Italia S.p.A
Disclosure of detailed information about business combination [line items]
Consideration payable related to put option										$ 135	€ 111
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (286)
Consideration paid (received) net of cash disposed of	254
Cash and cash equivalents	24
Transaction costs	8
Consideration received through repayment of intra-group dues	250
Sovereign-fund guaranteed payment						$ 450
Number of equal installments | Installment						4
Total assets	1,650
Total liabilities	1,372
Impairment loss recognised in profit or loss, property, plant and equipment	732
Impairment of goodwill	194
Reclassification of foreign exchange and other	(1,469)
Carrying amount of interests in associates and joint ventures	0
Net gain (loss) on disposal of subsidiaries	$ (1,663)
AM Investco Italy S.r.l. | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Investment amount		$ 476	€ 400		€ 680
Proportion of ownership interest in subsidiary sold (in percent)		50.00%	50.00%
Proportion of ownership interest retained after additional investment (in percent)		38.00%	38.00%
Acciaerie d'Italia | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 4
Total assets		4,639
Total liabilities		3,873
Reclassification of foreign exchange and other		(283)
Cash and cash equivalents pooling balances		199
Carrying amount of interests in associates and joint ventures		1,205
Net gain (loss) on disposal of subsidiaries		104
Other adjustments including reclassification of foreign exchange reserve		$ 283